THIRD QUARTER REPORT

                                    SELIGMAN
                                     INCOME
                                   FUND, INC.

                               SEPTEMBER 30, 1995

                                     [Logo]

                                 AN INCOME FUND
                              ESTABLISHED IN 1947

                       SELIGMAN FINANCIAL SERVICES, INC.
                                AN AFFILIATE OF

                                     [Logo]

                             J. & W. SELIGMAN & CO.
                                  INCORPORATED
                                ESTABLISHED 1864
                      100 PARK AVENUE, NEW YORK, NY 10017

This report is intended only for the information of shareholders or those who have received the offering prospectus covering shares of Capital Stock of Seligman Income Fund, Inc., which contains information about the sales charges, management fee, and other costs. Please read the prospectus carefully before investing or sending money.

                                                                     EQIN3c 9/95

================================================================================
TO THE SHAREHOLDERS
--------------------------------------------------------------------------------

     We are pleased to update you on Seligman Income Fund with this Third Quarter Report. Your Fund has performed strongly throughout the past nine months, and your Manager remains optimistic about performance going forward. For your convenience, your Fund's investment performance has been consolidated on page 7. Your Fund's dividend and gain information is as follows: on September 26, your Fund paid a $0.20 per share dividend to Class A, and a $0.165 dividend to Class D shareholders of record September 21. For both Class A and D shares, net realized gain per share from investment transactions for the nine months totaled $0.30. At September 30, net unrealized gain per share totaled $0.90. The realized gain distribution for 1995 will be declared on December 21 and distributed before year end.

     Third quarter reports and statistics suggest that the U.S. economy is maintaining its pattern of slow growth; for example, factory orders for consumer goods rose at a tepid rate, as retailers continued to hold down inventories. In addition, inflation remained benign and low interest rates prevailed, supported by growing prospects for a deficit reduction plan that will curb government spending in areas previously off limits -- such as entitlements. In the past, an environment marked by such modest but sustained economic growth and subdued inflation has proven very positive for financial markets.

     Equity markets continued to be supported by increases -- albeit at a decelerated rate -- in corporate earnings. Overall, stock valuations seem reasonable based on estimated 1996 earnings, and equity markets should continue to benefit from stable-to-lower interest rates and continued corporate restructuring.

     In the fixed-income markets, even though current returns on these securities may appear low, they are well above the rate of inflation across the maturity spectrum. Historically, this suggests that yields may decline, which would be positive for both the bond and stock markets going forward.

     The ongoing strength in the equity and bond markets continued to benefit your Fund's performance through the third quarter. In particular, issues in the financial and telecommunications sectors, such as Citicorp and NYNEX, provided strong returns.

     Your Manager is optimistic about your Fund's performance going forward and remains committed to identifying stock, bond, and convertible issues with both high current income and growth potential.

     For information about your Fund, or your investment in its shares, please write, or call the toll-free telephone numbers listed below. By order of the Board of Directors,

/s/ William C. Morris
Chairman

        /s/ Brian T. Zino
        President

October 27, 1995
--------------------------------------------------------------------------------
IMPORTANT TELEPHONE NUMBERS
Shareholder
Services
(800) 221-2450

Retirement Plan
Services
(800) 445-1777

24-Hour Automated
Telephone Access Service
(800) 622-4597

================================================================================
PORTFOLIO OF INVESTMENTS (unaudited)
--------------------------------------------------------------------------------

                                                   PRINCIPAL
                                                     AMOUNT            VALUE
                                                 ------------       ------------
U.S. GOVERNMENT AND
    GOVERNMENT AGENCY SECURITIES 11.2%
U.S. Treasury Bonds
12%, 8/15/2013 ............................     $ 10,000,000        $ 14,759,370
U.S. Treasury Notes:
7 3/8%, 5/15/1996 ..........................       3,000,000           3,033,750
        9 1/4%, 2/15/2016 ..................       5,000,000           6,459,375
MORTGAGE-BACKED SECURITIES:++
Government National Mortgage
 Association Obligations:
 7 1/2%, with various maturities from
 1/15/2023 to 12/15/2024 ...................       9,476,645           9,574,350
  10%, with various maturities from
 1/15/2018 to 8/15/2021 ....................      10,066,404          10,984,963
                                                                   -------------
TOTAL U.S. GOVERNMENT AND
 GOVERNMENT AGENCY SECURITIES
 (Cost $ 43,735,000) .......................                          44,811,808
                                                                   -------------
CORPORATE BONDS 27.9%
AEROSPACE 1.2%
McDonnell Douglas
 6.39%, 5/15/1997 .........................        5,000,000           5,000,000
                                                                   -------------
AUTOMOTIVE 1.9%
Chrysler Financial 6 1/2%, 6/15/1998 ......        3,000,000           2,999,103
General Motors 9 1/8%, 7/15/2001 ..........        4,000,000           4,464,848
                                                                   -------------
                                                                       7,463,951
                                                                   -------------
BANKING AND FINANCE 10.7%
Alco Capital 6 1/4%, 6/24/1998 ............        5,000,000           4,982,250
Beneficial 6.59%, 7/18/2002 ...............        5,000,000           4,967,635
CAF 7 3/8%, 7/21/2000 .....................        5,000,000           5,000,190
Capital One Bank 81/8%, 3/1/2000 ..........        5,000,000           5,276,185
Dresdner Bank 7 1/4%, 9/15/2015 ...........        5,000,000           5,003,960
First USA Bank  5 3/4%, 1/15/1999 .........        4,000,000           3,931,044
Golden West Financial
 6.70%, 7/1/2002 ..........................        4,000,000           3,983,328
Midland Bank 7.65%, 5/1/2025 ..............        5,000,000           5,282,960
United Companies Financial
 7%, 7/15/1998 ............................        1,000,000           1,002,168
United Companies Financial
 9.35%, 11/1/1999 .........................        3,000,000           3,172,158
                                                                   -------------
                                                                      42,601,878
                                                                   -------------
BUILDING AND CONSTRUCTION 0.8%
Cemex  6 1/4%, 10/25/1995+ ................        3,000,000           3,142,500
                                                                   -------------
CHEMICALS 2.1%
Lyondell Petrochemical
 9 1/8%,  3/15/2002 .......................        4,000,000           4,437,308
Praxair 6.85%, 6/16/2005 ..................        4,000,000           4,004,148
                                                                   -------------
                                                                       8,441,456
                                                                   -------------
ELECTRIC UTILITIES 0.7%
Texas Utilities 5 7/8%, 4/1/1998 ..........        3,000,000           2,965,128
                                                                   -------------
ENERGY 1.8%
Enron 7 1/8%, 5/15/2007 ...................        3,000,000           3,015,483
Orxy Energy 10%, 4/1/2001 .................        4,000,000           4,401,424
                                                                   -------------
                                                                       7,416,907
                                                                   -------------
INSURANCE 3.1%
AEGON N.V. 8%, 8/15/2006 ..................        5,000,000           5,399,340
St. Paul Companies
 6.74%, 7/18/2005 .........................        5,000,000           4,968,180
USF&G 7%, 5/15/1998 .......................        2,000,000           2,017,336
                                                                   -------------
                                                                      12,384,856
                                                                   -------------
PACKAGING AND PAPER 1.0%
James River
 6.70%, 11/15/2003 ........................        4,000,000           3,901,456
                                                                   -------------
PUBLISHING 1.3%
News America Holdings
 8 1/4%, 8/10/2018 ........................        5,000,000           5,186,945
                                                                   -------------
TECHNOLOGY 0.5%
Tektronix 7 5/8%, 8/15/2002 ...............        2,000,000           2,047,854
                                                                   -------------
MISCELLANEOUS 2.8%
CSR America 6 7/8%, 7/21/2005 .............        3,000,000           3,008,007
Trinova 7.95%, 5/1/1997 ...................        3,000,000           3,067,113
Whitman 7 5/8%, 6/15/2015 .................        5,000,000           4,981,945
                                                                   -------------
                                                                      11,057,065
                                                                   -------------
TOTAL CORPORATE BONDS
 (Cost $114,870,373) ......................                          111,609,996
                                                                   -------------
CONVERTIBLE BONDS 21.8%
CONSUMER GOODS AND SERVICES 2.3%
Bell Sports  4 1/4%, 11/15/2000 ...........        2,500,000           1,943,750
Unifi 6%, 3/15/2002 .......................        4,000,000           4,015,000
Wendy's International 7%, 4/1/2006 ........        2,000,000           3,500,000
                                                                   -------------
                                                                       9,458,750
                                                                   -------------

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

                                                  PRINCIPAL
                                                    AMOUNT              VALUE
                                                ------------        ------------
DIVERSIFIED 0.8%
Land and General Berhad
 4 1/2%, 7/26/2004 ........................     $  1,000,000        $  1,160,000
MascoTech 4 1/2%, 12/15/2003 ..............        2,750,000           2,093,438
                                                                   -------------
                                                                       3,253,438
                                                                   -------------
DRUGS AND HEALTH CARE 1.0%
Ciba-Geigy 6 1/4%, 3/15/2016+ .............        2,000,000           2,015,000
Greenery Rehabilitation Group
 8 3/4%, 4/1/2015 .........................        2,000,000           1,830,000
                                                                   -------------
                                                                       3,845,000
                                                                   -------------
ENERGY 2.3%
Apache 6%, 1/15/2002+ ....................         3,000,000           3,315,000
E. E. Finance 8 3/4%, 6/27/2006 ..........         1,000,000           1,573,593
Kelley Oil & Gas 8 1/2%, 4/1/2000 ........         1,250,000             992,187
Santa Fe Pipelines
 10.418%, 8/15/2010 ......................         2,500,000           3,162,500
                                                                   -------------
                                                                       9,043,280
                                                                   -------------
ENVIRONMENTAL SERVICES 0.7%
OHM 8%, 10/1/2006 ........................         3,000,000           2,767,500
                                                                   -------------
INSURANCE 2.7%
AXA 6%, 1/1/2001 .........................         2,184,500(not=)       532,298
Leucadia National 5 1/4%, 2/1/2003 .......         3,000,000           3,330,000
Liberty Life International
 6 1/2%, .................................         9/30/2004             750,000
                                                                         826,875
SCOR U.S. 5 1/4%, 4/1/2000+ ..............         3,000,000           2,985,000
Trenwick Group 6%, 12/15/1999 ............         3,000,000           3,348,750
                                                                   -------------
                                                                      11,022,923
                                                                   -------------
MACHINERY 0.9%
Cooper Industries 7.05%, 1/1/2015 ........         2,724,000           2,754,645
Teco Electric and Machinery
 2 3/4%, 4/15/2004 .......................         1,000,000             810,000
                                                                   -------------
                                                                       3,564,645
                                                                   -------------
RETAILING 1.6%
CML Group 5 1/2%, 1/15/2003 ..............         2,000,000           1,560,000
Price 6 3/4%, 3/1/2001 ...................         3,000,000           3,060,000
Proffitts 4 3/4%, 11/1/2003 ..............         2,000,000           1,730,000
                                                                   -------------
                                                                       6,350,000
                                                                   -------------
TECHNOLOGY 2.8%
Bay Networks 5 1/4%, 5/15/2003+ ..........         2,000,000           2,067,500
Conner Peripheral 6 1/2%, 3/1/2002 .......         3,000,000           2,793,750
Cray Research 6 1/8%, 2/1/2011 ...........         1,500,000           1,170,000
Data General 7 3/4%, 6/1/2001 ............         2,000,000           1,835,000


                                                   PRIN. AMT
                                                   OR SHARES            VALUE
                                                 ------------       ------------
EMC 4 1/4%, 1/1/2001 .....................      $  1,500,000        $  1,642,500
Evans & Sutherland Computer
 6%, 3/1/2012 ............................         2,000,000           1,600,000
                                                                   -------------
                                                                      11,108,750
                                                                   -------------
TELECOMMUNICATIONS 3.1%
Carlton Communications
 7 1/2%, 8/14/2007 .......................         2,600,000           6,236,620
LDDS Communications
 5%, 8/15/2003 ...........................         2,000,000           2,045,000
Network Equipment
 7 1/4%, 5/15/2014 .......................         3,000,000           3,963,750
                                                                   -------------
                                                                      12,245,370
                                                                   -------------
TRANSPORTATION 2.5%
Airborne Freight 6 3/4%, 8/15/2001 .......         1,750,000           1,750,000
British Airways 9 3/4%, 6/15/2005 ........          700,0000           2,091,256
Builders Transport 8%, 8/15/2005 .........         3,000,000           2,880,000
Interpool 5 1/4%, 12/15/2018 .............         2,000,000           1,805,000
Nippon Yusen 2%, 9/29/2000 ...............       115,000,000**         1,340,704
                                                                   -------------
                                                                       9,866,960
                                                                   -------------
MISCELLANEOUS 1.1%
General Signal 5 3/4%, 6/1/2002 ..........         2,300,000           2,363,250
TriMas 5%, 8/1/2003 ......................         2,000,000           2,095,000
                                                                   -------------
                                                                       4,458,250
                                                                   -------------
TOTAL CONVERTIBLE BONDS
        (Cost $78,408,549) ...............                            86,984,866
                                                                   -------------
CONVERTIBLE PREFERRED STOCKS 14.5%
Banking and Finance 1.5%
Citicorp $5.375+ .........................            15,000 shs.      2,936,250
National City $4.00 ......................            40,000           2,960,000
                                                                   -------------
                                                                       5,896,250
                                                                   -------------
COMPUTERS AND BUSINESS SERVICES 1.5%
Ceridian 5 1/2% ..........................            60,000           5,925,000
                                                                   -------------
ENERGY 2.4%
Unocal Corp. $3.50+ ......................            50,000           2,656,250
Snyder Oil (Class A) 6% ..................           150,000           2,981,250
Williams Cos. $3.50 ......................            50,000           3,450,000
WRT Energy 9% ............................            40,000             600,000
                                                                   -------------
                                                                       9,687,500
                                                                   -------------
FOOD 0.8%
ConAgra (Series E) $1.6875 ...............            75,000           3,018,750
                                                                   -------------
                                       3
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================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

                                                     SHARES             VALUE
                                                   -----------       -----------
INSURANCE 3.4%
Ahmanson (HF) (Series D) 6% ...............           50,000        $  2,843,750
Alexander & Alexander
 (Series A) $3.625+ .......................           65,000           3,607,500
American General (Series A) $3.00 .........           50,000           2,762,500
St. Paul Capital 6% .......................           75,000           4,387,500
                                                                   -------------
                                                                      13,601,250
                                                                   -------------
RETAILING 0.5%
TJX Companies $3.125 ......................           30,000           1,200,000
Venture Stores $3.25 ......................           40,000             955,000
                                                                   -------------
                                                                       2,155,000
                                                                   -------------
STEEL 0.7%
U.S. Steel $3.25 ..........................           60,000           2,820,000
                                                                   -------------
TECHNOLOGY 0.9%
General Motors (Series E) 61/2% ...........           30,000           1,946,250
Unisys (Series A) $3.75 ...................           40,000           1,500,000
                                                                   -------------
                                                                       3,446,250
                                                                   -------------
TRANSPORTATION 1.6%
GATX $3.875 ...............................           50,000           3,025,000
Sea Containers $4.00 ......................           70,000           3,412,500
                                                                   -------------
                                                                       6,437,500
                                                                   -------------
UTILITIES/TELECOMMUNICATIONS 0.5%
Mobile Telecommunications
 Technology $2.25+ ........................           50,000           2,100,000
                                                                   -------------
MISCELLANEOUS 0.7%
Corning (Delaware) 6% .....................           60,000           2,805,000
                                                                   -------------
Total Convertible Preferred Stocks
        (Cost $49,825,900) ................                           57,892,500
                                                                   -------------
COMMON STOCKS 15.5%
BANKING AND FINANCE 2.0%
Banco de Santander ........................           52,732           2,212,741
Grupo Financiera Banamex
 Accival (Class B) ........................          443,000             883,988
Internationale Nederlanden Bank 31,518 ....        1,830,243
National Australia Bank (ADRs) ............           60,000           2,662,500
Societe Generale ..........................            6,164             630,505
                                                                   -------------
                                                                       8,219,977
                                                                   -------------
CHEMICALS 0.6%
Bayer AG ..................................            5,700           1,455,514
European Vinyls* ..........................           24,700             864,608
                                                                   -------------
                                                                       2,320,122
                                                                   -------------
CONSUMER GOODS AND SERVICES 0.9%
Allied Domecq .............................          140,000           1,193,400
B.A.T. Industries .........................          200,000           1,673,227
Christian Dior--ABSA ......................            7,570             688,287
                                                                   -------------
                                                                       3,554,914
                                                                   -------------
ELECTRIC UTILITIES 5.0%
Central Costanera (ADRs)+ .................           14,000             364,000
CINergy ...................................          102,300           2,851,613
Detroit Edison ............................          100,000           3,225,000
Empresa Nacionale
 de Electricidad (ADRs) ...................           25,000           1,287,500
Entergy ...................................          100,000           2,612,500
FPL Group .................................          100,000           4,087,500
Hong Kong Electric ........................          800,000           2,674,599
Huaneng Power International
 (ADRs)* ..................................           35,000             603,750
SCE .......................................          120,000           2,130,000
                                                                   -------------
                                                                      19,836,462
                                                                   -------------
ENERGY 2.2%
Atlantic Richfield ........................           20,000           2,147,500
BP Prudhoe Bay Royalty Trust ..............           80,000           1,250,000
British Gas Petroleum (ADRs) ..............           25,000           1,018,750
Shell Transport and Trading (ADRs) ........           50,000           3,581,250
Total SA (Class B) ........................           15,000             907,200
                                                                   -------------
                                                                       8,904,700
                                                                   -------------
RETAILING 0.4%
Kmart .....................................          100,000           1,450,000
                                                                   -------------
STEEL 0.1%
Pohang Iron & Steel (ADRs) ................           15,000             493,125
                                                                   -------------
UTILITIES/TELECOMMUNICATIONS 4.1%
Alcatel Alsthom ...........................           15,000           1,260,642
Bell Atlantic .............................           40,000           2,455,000
British Telecommunications (ADRs) .........           30,000           1,845,000
GTE .......................................          100,000           3,925,000
NYNEX .....................................           50,000           2,387,500
Tele Danmark (ADSs) .......................           50,000           1,293,750
Telecom Italia ............................          878,000           1,057,405
U.S. West .................................           50,000           2,356,250
                                                                   -------------
                                                                      16,580,547
                                                                   -------------

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------

                                                   SHARES OR
                                                   PRIN. AMT            VALUE
                                                 -------------       -----------
MISCELLANEOUS 0.2%
Pacific Dunlop ............................          275,000 shs.   $    684,172
                                                                   -------------
TOTAL COMMON STOCKS
 (Cost $57,145,354) .......................                           62,044,019
                                                                   -------------
ASSET-BACKED SECURITIES++ 2.5%
AUTOMOTIVE 1.3%
Ford Credit Auto Lease Trust
 6.35%, 10/15/1998 ........................     $  5,000,000           5,025,000
                                                                   -------------
FINANCE 1.2%
Toyota Auto Receivable Grantor
 Trust 5.85%, 1/15/1999 ...................        5,000,000           4,989,850
                                                                   -------------
TOTAL ASSET-BACKED SECURITIES
 (Cost $4,991,406) ........................                           10,014,850
                                                                   -------------
SHORT-TERM HOLDINGS 3.5%
 (Cost $14,018,000) .......................                           14,018,000
                                                                   -------------
TOTAL INVESTMENTS 96.9%
 (Cost $362,994,582) ......................                         $387,376,039

OTHER ASSETS
 LESS LIABILITIES 3.1% ....................                           12,247,621
                                                                   -------------
NET ASSETS 100.0% .........................                         $399,623,660
                                                                   =============
-----------
     + Rule 144A security.

    ++ Investments in mortgage-backed and asset-backed securities are subject to principal paydowns. As a result of prepayments from refinancing or satisfaction of the underlying instruments, the average life may be less than the original maturity. This in turn may impact the ultimate yield realized from these instruments.

     0 Principal amount reported in British pounds.

(not=) Principal amount reported in French francs.

    ** Principal amount reported in Japanese yen.

     * Non-income producing security.

Note: Investments in U.S. and other government securities, bonds and stocks are valued at current market values or, in their absence, at fair values determined in accordance with procedures approved by the Board of Directors. Securities traded on national exchanges are valued at last sales prices or, in their absence and in the case of over-the-counter securities, a mean of bid and asked prices. Short-term holdings maturing in 60 days or less are valued at amortized cost.

================================================================================
                                                              September 30, 1995
--------------------------------------------------------------------------------
LARGEST PORTFOLIO CHANGES#
DURING PAST THREE MONTHS

                                                     PRINCIPAL AMOUNT
                                                        OR SHARES
                                              ------------------------------
                                                                  HOLDINGS
ADDITIONS                                        INCREASE         9/30/95
---------                                     -------------    -------------
CORPORATE BONDS
Beneficial 6.59%, 7/18/2002 ............... $  5,000,000       $  5,000,000
CAF 7 3/8%, 7/21/2000 .....................    5,000,000          5,000,000
CSR America 6 7/8%, 7/21/2005 .............    3,000,000          3,000,000
Dresdner Bank 7 1/4%, 9/15/2015 ...........    5,000,000          5,000,000
Midland Bank 7.65%, 5/1/2025 ..............    2,000,000          5,000,000
St. Paul Companies 6.74%, 7/18/2005 .......    5,000,000          5,000,000
Tektronix 7 5/8%, 8/15/2002 ...............    2,000,000          2,000,000
Asset-backed Securities
Toyota Auto Receivable Grantor
 Trust 5.85%, 1/15/1999 ...................    5,000,000          5,000,000
Convertible Preferred Stocks
Snyder Oil (Class A) 6% ...................      150,000 shs.       150,000 shs.
Common Stocks
FPL Group .................................      100,000            100,000

                                                                  HOLDINGS
REDUCTIONS                                      DECREASE          9/30/95
----------                                    ------------      ------------
U.S. GOVERNMENT AGENCY SECURITIES
Federal Home Loan Mortgage Co. ............
 10%, 6/15/2020 REMIC 1614-K .............. $  4,585,701             --
Federal National Mortgage
 Association 8%, 3/15/2000 ................    4,465,000             --
Corporate Bonds
American Home Products
 7.90%, 2/15/2005 .........................    4,000,000             --
Aramark Services 8.15%, 5/1/2005 ..........    2,500,000             --
Beneficial 6.52%, 6/22/2001 ...............    5,000,000             --
Pennzoil 105/8%, 6/1/2001 .................    4,000,000             --
Convertible Preferred Stocks
Browning-Ferris 7 1/4%  ...................      100,000 shs.        --
Citicorp $5.375 ...........................       15,000             15,000 shs.
Common Stocks
Dow Chemical ..............................       30,000             --
PacifiCorp ................................      150,000             --
----------
# Largest portfolio changes from the previous quarter to the current quarter are based on cost of purchases and proceeds from sales of securities.

================================================================================

--------------------------------------------------------------------------------
MAJOR PORTFOLIO HOLDINGS
AT SEPTEMBER 30, 1995

Security                                                                Value
--------                                                            ------------

U.S. Treasury Bonds 12%, 8/15/2013 .........................         $14,759,370
U.S. Treasury Notes 9 1/4%, 2/15/2016 ......................           6,459,375
Carlton Communications 7 1/2%, 8/14/2007 ...................           6,236,620
Ceredian 5 1/2% Conv. Pfd. Stock ...........................           5,925,000
AEGON N.V. 8%, 8/15/2006 ...................................           5,399,340
Midland Bank 7.65%, 5/1/2025 ...............................           5,282,960
Capital One Bank 8 1/8%, 3/1/2000 ..........................           5,276,185
News America Holdings 8 1/4%, 8/10/2018 ....................           5,186,945
Ford Credit Auto Lease Trust
 6.35%, 10/15/1998 .........................................           5,025,000
Dresdner Bank 7 1/4%, 9/15/2015 ............................           5,003,960

================================================================================

--------------------------------------------------------------------------------
INVESTMENT RESULTS
TOTAL RETURNS *
FOR PERIODS ENDED SEPTEMBER 30, 1995
                                                      AVERAGE ANNUAL
                                          --------------------------------------
                                                                      CLASS D
                         THREE     NINE     ONE      FIVE     TEN      SINCE
                         MONTHS   MONTHS    YEAR     YEARS   YEARS   INCEPTION+
                        -------   ------   -----    ------   -----   ----------
CLASS A
With Sales Charge       (0.92)%   12.07%   10.01    14.12%   10.71%     --
Without Sales Charge     4.05     17.65    15.47    15.24    11.25      --

CLASS D
With CDSL                2.81     15.92    13.49     n/a      n/a      n/a
Without CDSL             3.81     16.92    14.49     n/a      n/a     7.28%


S&P 500**                7.95     29.77    29.75    17.23    15.98   15.63++

--------------------------------------------------------------------------------
NET ASSET VALUE PER SHARE
                         SEPTEMBER 30, 1995   JUNE 30, 1995    DECEMBER 31, 1994
                         ------------------   -------------    -----------------
CLASS A                        $14.74            $14.36             $13.05
CLASS D                        $14.70            $14.32             $13.01
--------------------------------------------------------------------------------

* The returns for Class A shares are shown with and without the maximum initial sales charge of 4.75%. No adjustment was made to performance for periods prior to January 1, 1993, the commencement date for the annual Administration, Shareholder Services and Distribution Plan fee of up to 0.25% of average daily net assets of Class A shares. The returns for periods of one year or less for Class D shares are shown with and without the effect of the 1% contingent deferred sales load ("CDSL") imposed on certain shares redeemed within one year of purchase.

** The S&P 500 is an unmanaged index and assumes reinvestment of estimated dividends and does not reflect fees and expenses. Investors may not invest directly in an index.

+   May 3, 1993.

++  From April 30, 1993.

--------------------------------------------------------------------------------
These rates of return reflect changes in price and assume that all distributions within the period are reinvested in additional shares. The rates of return will vary and the principal value of an investment will fluctuate. Shares, if redeemed, may be worth more or less than their original cost. Past performance is not indicative of future investment results.

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